Commitment and Contingencies - Subscription Agreements to Fund Equity Investment Commitments (Details) - Equity Investment Commitments - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Total equity commitments	$ 24,219,600	$ 51,100
Less: funded commitments	(3,407,000)	0
Total net unfunded equity commitments	$ 20,813,000	$ 51,000